LIQUIDITY AND CAPITAL RESOURCES (Details Narrative) - USD ($)				12 Months Ended
	Aug. 29, 2022	Aug. 18, 2022	Jul. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 01, 2023
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 3,122,592	$ 6,083,379	$ 6,951,698
Net Cash Provided by (Used in) Operating Activities				3,208,138	3,548,656	5,186,048
Retained Earnings (Accumulated Deficit)				36,940,753	33,818,161
Cash				5,895,565	595,014
Working capital				6,651,052
Proceeds from warrant exercises				1,950,000
Stock Issued During Period, Value, New Issues				4,366,642
C E O And Chairman [Member]
Proceeds from Other Debt				2,000,000
Subsequent Event [Member]
Cash							$ 4,800,000
H.C.Wainwright And Co Llc [Member]
Stock Issued During Period, Value, New Issues			$ 20,000,000
Proceeds from Issuance Initial Public Offering				4,366,642
L1 Capital Global Opportunities Master Fund Ltd [Member]
[custom:ProceedsFromIssuanceOfWarrantsAndConvertibleNotes]				8,589,000
Proceeds from warrant exercises	$ 540,000	$ 1,110,000		$ 1,950,000